Exploration and Evaluation Assets - Schedule of Assets Classified as Held for Sale (Details)	12 Months Ended
Dec. 31, 2024 USD ($)
Disclosure of Assets Classified as Held for Sale [Abstract]
Assets classified as held for sale	$ 2,044,673
Balance at the beginning of the period	2,219,952
Expenditure incurred during the period	36,604
Exchange differences	(211,883)
Balance at the end of the period	$ 2,044,673